BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,556			$ 3,477
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	300			300
Local Currency	300			300
British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	2,043			2,174
Local Currency | £		£ 1,510			£ 1,590
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,220			$ 1,012
Local Currency | R$			R$ 6,807			R$ 5,260